Trade Receivables (Details) - EUR (€) € in Millions	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Trade receivables
Trade receivables	€ 67.5	€ 59.5	€ 57.6
Cost
Trade receivables
Trade receivables	€ 67.5	59.6	57.7
Allowance for impairment
Trade receivables
Trade receivables		€ (0.1)	€ (0.1)